Schedule of Investments
May 31, 2020
(Unaudited)
Principal Amount		Value
Asset-Backed Securities–60.27%
Adagio V CLO DAC, Series V-X, Class E, 3.20% (3 mo. EURIBOR + 3.20%), 10/15/2031(a)(b)	$4,000,000	$3,741,155
Angel Oak Mortgage Trust, Series 2019-5, Class B1, 3.96%, 10/25/2049(a)(c)	2,361,000	2,253,048
Avoca CLO XX DAC, Series 20A, Class D1, 3.90% (3 mo. EURIBOR + 3.90%), 07/15/2032(a)(b)	2,675,000	2,747,483
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.80%, 09/15/2048(c)	18,328,323	582,817
Bank, Series 2018-BN14, Class E, 3.00%, 09/15/2060(a)	5,750,000	3,081,361
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 3.84%, 01/25/2035(c)	458,906	428,913
Benchmark Mortgage Trust,
Series 2018-B6, Class E, 3.12%, 10/10/2051(a)(c)	8,000,000	4,158,342
Series 2019-B11, Class D, 3.00%, 05/15/2052(a)	5,250,000	3,234,964
Series 2019-B14, Class C, 3.78%, 12/15/2062(c)	4,650,000	4,126,957
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.68%, 12/16/2041(a)(c)(d)	5,149,375	2,734,022
CAL Funding III Ltd., Series 2018-1A, Class B, 4.80%, 02/25/2043(a)	1,550,000	1,480,413
Cantor Commercial Real Estate Lending,
Series 2019-CF1, Class 65D, 4.66%, 05/15/2052(a)(c)	4,517,000	3,872,367
Series 2019-CF2, Class E, 2.50%, 11/15/2052(a)	3,000,000	1,574,546
Cerberus Loan Funding XXV L.P., Series 2018-4RA, Class DR, 5.02% (3 mo. USD LIBOR + 3.80%), 10/15/2030(a)(b)	2,100,000	1,739,280
Cerberus Loan Funding XXVI L.P., Series 2019-1A, Class D, 6.07% (3 mo. USD LIBOR + 4.85%), 04/15/2031(a)(b)	2,500,000	2,141,440
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(c)	1,960,500	1,936,330
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(a)(c)	2,507,442	2,433,239
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class D, 4.42%, 04/10/2046(a)(c)	4,885,000	4,324,630
Series 2014-GC25, Class C, 4.53%, 10/10/2047(c)	4,000,000	3,639,348
Series 2015-GC29, Class D, 3.11%, 04/10/2048(a)	5,000,000	3,697,825
Principal Amount		Value
Commercial Mortgage Trust,
Series 2014-CR16, Class C, 4.93%, 04/10/2047(c)	$10,000,000	$9,273,059
Series 2014-CR19, Class C, 4.73%, 08/10/2024(c)	4,578,800	4,015,469
Series 2014-UBS4, Class C, 4.64%, 07/10/2024(c)	5,000,000	4,512,409
Series 2015-CR24, Class B, 4.38%, 08/10/2048(c)	6,800,000	6,929,811
Series 2015-CR26, Class C, 4.48%, 10/10/2048(c)	4,000,000	3,560,864
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class E, 3.92%, 01/15/2049(a)(c)	3,000,000	1,048,121
Series 2017-CX9, Class D, 4.15%, 09/15/2050(a)(c)	6,304,000	3,711,050
Series 2018-C14, Class E, 4.89%, 11/15/2051(a)(c)	4,548,000	2,635,584
CVC Cordatus Loan Fund XIV DAC, Series 14A, Class C1, 2.65% (3 mo. EURIBOR + 2.65%), 05/22/2032(a)(b)	1,000,000	1,091,058
Diamond CLO Ltd., Series 2019-1A, Class D, 5.74% (3 mo. USD LIBOR + 4.75%), 04/25/2029(a)(b)	3,000,000	2,438,235
Flagstar Mortgage Trust,
Series 2018-5, Class B1, 4.54%, 09/25/2048(a)(c)	1,645,119	1,675,098
Series 2018-5, Class B2, 4.54%, 09/25/2048(a)(c)	1,971,239	1,986,017
Series 2018-6RR, Class B2, 5.01%, 10/25/2048(a)(c)	2,910,974	2,959,796
Series 2018-6RR, Class B3, 5.01%, 10/25/2048(a)(c)	2,910,974	2,876,833
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059(a)(c)	5,480,000	5,160,355
GCAT Trust, Series 2019-NQM3, Class B1, 3.95%, 11/25/2059(a)(c)	4,000,000	3,376,168
GS Mortgage Securities Corp. Trust,
Series 2017-SLP, Class E, 4.59%, 10/10/2032(a)(c)	5,050,000	4,217,328
Series 2018-TWR, Class G, 4.11% (1 mo. USD LIBOR + 3.92%), 07/15/2021(a)(b)	3,000,000	2,596,125
Hertz Vehicle Financing II L.P., Series 2016-4A, Class C, 5.06%, 07/25/2022(a)	6,000,000	4,425,994
Holland Park CLO DAC (Ireland),
Class C, 4.40% (3 mo. EURIBOR + 4.40%), 11/14/2032(a)(b)	2,000,000	2,039,852
Class D, 7.03% (3 mo. EURIBOR + 7.03%), 11/14/2032(a)(b)	2,000,000	1,908,090
Home Partners of America Trust, Series 2017-1, Class E, 2.83% (1 mo. USD LIBOR + 2.65%), 07/17/2034(a)(b)	5,000,000	4,911,595
Horizon Aircraft Finance III Ltd., Series 2019-2, Class B, 4.46%, 11/15/2039(a)	1,952,381	1,160,452

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
Invitation Homes Trust,
Series 2018-SFR1, Series E, 2.18% (1 mo. USD LIBOR + 2.00%), 03/17/2037(a)(b)	$6,056,172	$5,779,809
Series 2018-SFR2, Class E, 2.18% (1 mo. USD LIBOR + 2.00%), 06/17/2037(a)(b)	5,000,000	4,761,217
Series 2018-SFR4, Series E, 2.13% (1 mo. USD LIBOR + 1.95%), 01/17/2038(a)(b)	4,000,000	3,769,534
Series 2018-SFR4, Series F, 2.38% (1 mo. USD LIBOR + 2.20%), 01/17/2038(a)(b)	4,000,000	3,576,918
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(a)	6,321,250	5,726,960
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-PHH, Class E, 3.91% (1 mo. USD LIBOR + 2.41%), 06/15/2035(a)(b)	2,000,000	1,546,490
Series 2018-PHH, Class F, 4.51% (1 mo. USD LIBOR + 3.01%), 06/15/2035(a)(b)	2,000,000	1,426,613
Series 2018-WPT, Class DFL, 2.55% (1 mo. USD LIBOR + 2.25%), 07/05/2033(a)(b)	3,000,000	2,795,374
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class D, 3.88%, 12/15/2024(a)(c)	4,000,000	2,898,512
MACH 1 Cayman Ltd., Series 2019-1, Class B, 4.34%, 10/15/2039(a)	2,148,256	1,287,376
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class D, 3.07%, 02/15/2048(a)	3,200,000	2,031,574
Series 2015-C24, Class D, 3.26%, 05/15/2048(a)	5,000,000	3,433,684
Morgan Stanley Capital I Trust, Series 2018-H4, Class C, 5.08%, 12/15/2051(c)	5,000,000	4,335,636
Progress Residential Trust,
Series 2017-SFR2, Class D, 3.60%, 12/17/2034(a)	3,413,000	3,409,003
Series 2017-SFR2, Class E, 4.14%, 12/17/2034(a)	3,000,000	2,953,358
Series 2018-SFR1, Class F, 4.78%, 03/17/2035(a)	525,000	511,743
Series 2018-SFR2, Class E, 4.66%, 08/17/2035(a)	3,000,000	2,987,522
Series 2018-SFR3, Class D, 4.43%, 10/17/2035(a)	7,000,000	7,107,100
Series 2019-SFR1, Class E, 4.47%, 08/17/2035(a)	5,000,000	4,940,803
Residential Mortgage Loan Trust,
Series 2019-1, Class M1, 4.59%, 10/25/2058(a)(c)	5,000,000	4,876,195
Series 2019-3, Class B1, 3.81%, 09/25/2059(a)(c)	3,276,000	2,746,372
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(a)	3,250,000	1,802,047
Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M, 4.75%, 06/25/2057(a)(c)	3,000,000	2,598,918
Principal Amount		Value
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(a)	$2,706,218	$2,524,853
Starwood Mortgage Residential Trust, Series 2020-2, Class A2, 3.97%, 04/25/2060(a)(c)	4,000,000	3,999,858
Textainer Marine Containers V Ltd., Series 2017-2A, Class B, 4.75%, 06/20/2042(a)	1,686,018	1,638,413
Textainer Marine Containers VII Ltd., Series 2018-1A, Class B, 4.93%, 07/20/2043(a)	1,002,220	986,916
Thunderbolt II Aircraft Lease Ltd., Series 2018-A, Class B, 5.07%, 09/15/2038(a)(c)(d)	4,464,286	2,656,651
Tricon American Homes Trust, Series 2018-SFR1, Class D, 4.17%, 05/17/2037(a)	2,000,000	2,028,205
Triton Container Finance VI LLC, Series 2018-2A, Class A, 5.05%, 06/22/2043(a)	3,637,500	3,583,481
Voya CLO Ltd., Series 2014-1A, Class CR2, 3.94% (3 mo. USD LIBOR + 2.80%), 04/18/2031(a)(b)	1,300,000	1,148,133
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/2024(a)(c)	6,000,000	4,015,291
Series 2015-C28, Class B, 4.10%, 05/15/2048(c)	7,100,000	7,147,469
Series 2015-NXS2, Class D, 4.29%, 07/15/2025(c)	6,000,000	4,396,068
Series 2017-RC1, Class D, 3.25%, 01/15/2060(a)	4,000,000	2,430,124
Total Asset-Backed Securities (Cost $288,051,972)		246,296,063
Agency Credit Risk Transfer Notes–9.79%
Fannie Mae Connecticut Avenue Securities
5.99% (1 mo. USD LIBOR + 5.50%), 09/25/2029(b)	3,825,000	3,338,863
3.72% (1 mo. USD LIBOR + 3.55%), 07/25/2030(b)	5,000,000	4,291,665
2.37% (1 mo. USD LIBOR + 2.20%), 08/25/2030(b)	1,167,483	1,119,396
4.67% (1 mo. USD LIBOR + 4.50%), 12/25/2030(b)	3,500,000	2,972,354
Series 2019-R02, Class 1B1, 4.32% (1 mo. USD LIBOR + 4.15%), 08/25/2031(a)(b)	6,956,000	5,859,353
Freddie Mac
Series 2017-DNA2, Class B1, STACR®, 5.64% (1 mo. USD LIBOR + 5.15%), 10/25/2029(b)	805,000	723,382
Series 2018-HQA1, Class M2, STACR®, 2.47% (1 mo. USD LIBOR + 2.30%), 09/25/2030(b)	4,362,469	4,105,207
Series 2018-HRP2, Class M3, STACR®, 2.89% (1 mo. USD LIBOR + 2.40%), 02/25/2047(a)(b)	5,000,000	4,342,609
Series 2018-SPI3, Class M1, STACR®, 4.15% 08/25/2048(a)(c)	42,880	42,785
Freddie Mac Multifamily Connecticut Avenue Securities TrustSeries 2019-01, Class B10, 5.67% (1 mo. USD LIBOR + 5.50%), 10/15/2049(a)(b)	1,500,000	1,164,881
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

	Principal Amount	Value
Freddie Mac Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 3.42% (1 mo. USD LIBOR + 3.25%), 10/15/2049(a)(b)	$1,333,000	$1,008,320
Golub Capital Partners CLO 34M Ltd., (Cayman Islands), Series 2017- 34A, Class CR, 4.19% (3 mo. USD LIBOR + 3.65%), 03/14/2031(a)(b)	5,000,000	4,405,452
Madison Park Euro Funding XIII DAC, (Ireland), Series 13A, 2.60% (3 mo. EURIBOR + 2.60%), 01/15/2032(a)(b)	2,400,000	2,598,074
Strata CLO I Ltd., (Cayman Islands), Series 2018-1A, Class D, 5.28% (3 mo. USD LIBOR + 4.06%), 01/15/2031(a)(b)	5,000,000	4,037,832
Total Agency Credit Risk Transfer Notes (Cost $47,739,821)		40,010,173
U.S. Government Sponsored Agency Mortgage-Backed Securities–8.15%
Collateralized Mortgage Obligations–%
Fannie Mae REMICs, 2.25%, 02/25/2021	4	4
Federal Home Loan Mortgage Corp. (FHLMC)–0.01%
9.50%, 11/01/2020 to 04/01/2025	5,288	5,377
9.00%, 06/01/2022 to 04/01/2025	26,683	29,439
6.50%, 06/01/2029 to 08/01/2032	3,886	4,373
7.00%, 03/01/2032 to 05/01/2032	1,241	1,343
		40,532
Federal National Mortgage Association (FNMA)–0.03%
5.50%, 03/01/2021	9	9
10.00%, 12/20/2021	681	690
9.50%, 08/01/2022 to 04/20/2025	103	103
6.00%, 04/01/2024	300	333
6.75%, 07/01/2024	100,906	112,354
6.95%, 07/01/2025 to 10/01/2025	26,578	26,839
6.50%, 01/01/2026 to 10/01/2036	6,676	7,526
7.00%, 06/01/2029 to 02/01/2032	1,625	1,695
8.00%, 10/01/2029	32	37
		149,586
Principal Amount		Value
Government National Mortgage Association (GNMA)–8.11%
8.00%, 11/15/2021 to 02/15/2036	$593,688	$691,129
7.00%, 01/15/2023 to 12/15/2036	502,998	542,500
9.50%, 03/15/2023	583	585
6.50%, 07/15/2024 to 09/15/2032	74,327	77,698
6.95%, 07/20/2025 to 11/20/2026	136,251	144,518
6.00%, 11/15/2031	733	819
8.50%, 01/15/2037	16,092	16,692
TBA, 2.50%, 06/01/2050(e)	15,000,000	15,781,641
3.00%, 06/01/2050(e)	15,000,000	15,877,734
		33,133,316
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $33,190,609)		33,323,438
Shares
Preferred Stocks–5.61%
Mortgage REITs–5.61%
AG Mortgage Investment Trust, Inc., 8.00%, Series C, Pfd.	150,000	1,515,000
Annaly Capital Management, Inc., 6.50%, Series G, Pfd.	100,000	2,124,000
Dynex Capital, Inc., 7.63%, Series B, Pfd.	23,917	569,225
Dynex Capital, Inc., 6.90%, Series C, Pfd.	160,000	3,560,000
MFA Financial, Inc., 6.50%, Series C, Pfd.	150,000	2,119,500
New Residential Investment Corp., 7.13%, Series B, Pfd.	100,000	1,881,000
New York Mortgage Trust, Inc., 7.88%, Series C, Pfd.	143,060	2,713,848
New York Mortgage Trust, Inc., 8.00%, Series D, Pfd.	175,000	3,293,500
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.	100,000	2,203,000
Two Harbors Investment Corp., 7.25%, Series C, Pfd.	150,000	2,944,500
Total Preferred Stocks (Cost $31,294,547)		22,923,573
Principal Amount
U.S. Dollar Denominated Bonds & Notes–5.14%
Diversified Banks–0.28%
Lloyds Banking Group PLC (United Kingdom), 7.50%(f)	$1,110,000	1,144,182
Diversified Capital Markets–0.62%
Credit Suisse Group AG (Switzerland), 7.25%(a)(f)	2,500,000	2,551,738
Electronic Components–1.41%
Corning, Inc., 5.45%, 11/15/2079	5,000,000	5,743,335
Integrated Oil & Gas–0.21%
Petroleos Mexicanos (Mexico), 6.84%, 01/23/2030(a)	971,000	837,085
Marine–0.47%
Hidrovias International Finance S.a.r.l. (Brazil), 5.95%, 01/24/2025(a)	2,000,000	1,935,210
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
Oil & Gas Exploration & Production–0.49%
Canacol Energy Ltd. (Colombia), 7.25%, 05/03/2025(a)	$2,000,000	$1,982,310
Oil & Gas Refining & Marketing–0.41%
Puma International Financing S.A. (Singapore), 5.13%, 10/06/2024(a)	2,000,000	1,690,000
Packaged Foods & Meats–0.74%
NBM US Holdings, Inc. (Brazil), 7.00%, 05/14/2026(a)	3,000,000	3,031,395
Sovereign Debt–0.51%
Oman Government International Bond (Oman), 4.75%, 06/15/2026(a)	2,500,000	2,077,750
Total U.S. Dollar Denominated Bonds & Notes (Cost $20,788,855)		20,993,005
Shares
Common Stocks & Other Equity Interests–0.73%
Mortgage REITs–0.73%
New Residential Investment Corp.	100,000	717,000
New York Mortgage Trust, Inc.	630,000	1,310,400
Shares		Value
Mortgage REITs–(continued)
PennyMac Mortgage Investment Trust	85,000	$935,850
Total Common Stocks & Other Equity Interests (Cost $7,453,546)		2,963,250
Principal Amount
U.S. Treasury Securities–0.40%
U.S. Treasury Bills–0.40%
0.15% - 0.16%, 09/03/2020 (Cost $1,636,322)(g)	$1,638,000	1,637,370
Shares
Money Market Funds–17.80%
Invesco Government & Agency Portfolio, Institutional Class, 0.11%(h)(i)	43,656,422	43,656,422
Invesco Treasury Portfolio, Institutional Class, 0.08%(h)(i)	29,104,281	29,104,281
Total Money Market Funds (Cost $72,760,703)		72,760,703
TOTAL INVESTMENTS IN SECURITIES–107.89% (Cost $502,916,375)		440,907,575
OTHER ASSETS LESS LIABILITIES—(7.89)%		(32,248,217)
NET ASSETS–100.00%		$408,659,358
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
EURIBOR	– Euro Interbank Offered Rate
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $230,912,037, which represented 56.50% of the Fund’s Net Assets.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(c)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2020.
(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(f)	Perpetual bond with no specified maturity date.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2020.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,515,116	$56,626,942	$(15,485,636)	$-	$-	$43,656,422	$1,323
Invesco Treasury Portfolio, Institutional Class	1,676,744	37,751,295	(10,323,758)	-	-	29,104,281	627
Total	$4,191,860	$94,378,237	$(25,809,394)	$-	$-	$72,760,703	$1,950

(i)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/28/2020	Citibank N.A.	EUR	13,696,074	USD	15,080,336	$(150,798)

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CMBX North America A - Index Series 13, Version 1	Sell	2.00%	Monthly	12/16/2072	4.03%	USD	20,000,000	$164,871	$(3,137,846)	$(3,302,718)

(a)	Implied credit spreads represent the current level, as of May 31, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Morgan Stanley & Co International PLC	Markit CMBX North America A Index, Series 13, Version 1	Sell	2.00%	Monthly	12/16/2072	4.03%	$10,000,000	$(1,581,675)	$(1,568,923)	$12,752
Subtotal—Appreciation								(1,581,675)	(1,568,923)	12,752
Credit Risk
JP Morgan Securities LLC	Markit CMBX North America A Index, Series 13, Version 1	Sell	2.00%	Monthly	12/16/2072	4.03%	$25,000,000	$29,575	$(3,922,308)	$(3,951,883)
JP Morgan Securities LLC	Markit CMBX North America A Index, Series 13, Version 1	Sell	2.00%	Monthly	12/16/2072	4.03%	$15,000,000	$(176,238)	$(2,353,385)	$(2,177,147)
Merrill Lynch International	Markit CMBX North America A Index, Series 12, Version 1	Sell	2.00%	Monthly	08/17/2061	4.04%	$15,000,000	$52,988	$(2,137,465)	$(2,190,453)
Merrill Lynch International	Markit CMBX North America A Index, Series 12, Version 1	Sell	2.00%	Monthly	08/17/2061	4.04%	$10,000,000	$86,062	$(1,424,977)	$(1,511,039)
Subtotal—Depreciation								(7,613)	(9,838,135)	(9,830,522)
Total Open Over-The-Counter Credit Default Swap Agreements								$(1,589,288)	$(11,407,058)	$(9,817,770)

(a)	Implied credit spreads represent the current level, as of May 31, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$246,296,063	$—	$246,296,063
Agency Credit Risk Transfer Notes	—	40,010,173	—	40,010,173
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	33,323,438	—	33,323,438
Preferred Stocks	22,923,573	—	—	22,923,573
U.S. Dollar Denominated Bonds & Notes	—	20,993,005	—	20,993,005
Common Stocks & Other Equity Interests	2,963,250	—	—	2,963,250
U.S. Treasury Securities	—	1,637,370	—	1,637,370
Money Market Funds	72,760,703	—	—	72,760,703
Total Investments in Securities	98,647,526	342,260,049	—	440,907,575
Other Investments - Assets*
Swap Agreements	—	12,752	—	12,752
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(150,798)	—	(150,798)
Swap Agreements	—	(13,133,240)	—	(13,133,240)
	—	(13,284,038)	—	(13,284,038)
Total Other Investments	—	(13,271,286)	—	(13,271,286)
Total Investments	$98,647,526	$328,988,763	$—	$427,636,289

*	Unrealized appreciation (depreciation).
NOTE 2— Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Income Fund